INCOME TAXES - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Income Tax Expense (Benefit)	$ 2,316,000	$ 1,293,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	33,900,000	27,900,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 16,200,000	$ 12,500,000
Operating Loss Carryforwards, Expiration Dates	2032 and 2017
Equity Method Investment, Ownership Percentage	100.00%
Description Of Annual Utilization Of Net Operating Loss Carryforwards	annual utilization of the Company's net operating loss carryforwards may be limited if a cumulative change in ownership of more than 50% is deemed to occur within any three-year period.	annual utilization of the Company's net operating loss carryforwards may be limited if a cumulative change in ownership of more than 50% is deemed to occur within any three-year period.